Fair Value Measurements (Summary Of The Fair Value Of Financial Assets And Liabilities Not Adjusted To Fair Value) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	$ 1,142,770	$ 1,420,540
Total	1,142,770	1,420,540
Note payable	15,000,000
Long-term debt	13,000,000	28,000,000
Total	28,000,000	28,000,000
Quoted Prices In Active Markets Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable
Total
Note payable
Long-term debt
Total
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable
Total
Note payable
Long-term debt
Total
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	1,152,896	1,403,286
Total	1,152,896	1,403,286
Note payable	14,976,818
Long-term debt	14,310,450	29,539,742
Total	$ 29,287,268	$ 29,539,742